Group Variable Annuity Contracts

Separate Account Eleven

Standard (Series II)

Hartford Life Insurance Company

File No. 333-72042

Supplement Dated May 8, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated May 8, 2007 to your Prospectus

Dreyfus Smallcap Stock Index

Dreyfus Smallcap Stock Index Sub-Account will be closed to contributions and transfers after the close of the New York Stock Exchange on June 8, 2007.

Dreyfus Midcap Index

Dreyfus Midcap Index Sub-Account will be closed to contributions and transfers after the close of the New York Stock Exchange on June 8, 2007.

This supplement should be retained with the prospectus for future reference.